Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Income before taxes	$ 13,835	$ 8,999	$ 7,817
Switzerland
Statement [line items]
Income before taxes	11,686	5,289	3,110
Foreign
Statement [line items]
Income before taxes	$ 2,149	$ 3,710	$ 4,707